Convertible Notes	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
Convertible Notes

19. Convertible Notes

As of December 31, 2021 and June 30, 2021, the balance owing on convertible notes, net of debt discount, with terms as described below was $1,363,698 and $1,439,116, respectively.

Convertible notes issued prior to the year ended June 30, 2021 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2021, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2021, the note is in default.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2021, the note is in default.

Convertible note 4: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $40,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of December 31, 2021, the note is in default.

Convertible note 5: On December 3, 2018, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of December 31, 2021, the note is in default.

Convertible note 6: On October 31, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $139,301. The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is $0.008 per share. On October 1, 2020, the Company entered an amendment to settlement note to amend the conversion price at 60% of the lowest trading bid price in the 20 consecutive trading days immediately preceding to the conversion date. On November 10, 2021, the original note with unpaid interest was assigned to an accredited investor (“Assignee”). See Convertible note 16 below.

Convertible note 7: On November 1, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is $0.008 per share. On October 1, 2020, the Company entered an amendment to settlement note to amend the conversion price at 60% of the lowest trading bid price in the 20 consecutive trading days immediately preceding to the conversion date. On November 10, 2021, the original note with unpaid interest was assigned to an accredited investor (“Assignee”). See Convertible note 16 below.

Convertible note 8: On September 8, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $110,000 (includes $10,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent. As of December 31, 2021, the note has been fully converted.

Convertible note 9: On September 10, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $227,700 (includes $20,700 OID and $7,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. During the year ended June 30, 2021, the note holder converted $117,700 of the principal amount plus $7,352 accrued interest expense into 90,167,551 shares of the Company’s common stock. As of December 31, 2021, the note has been fully converted.

Convertible note 10: On September 24, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $212,300 (includes $19,300 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent. As of December 31, 2021, the note was in default. The Company recorded additional $63,690 principal due to default breach occurred during the six months ended December 31, 2021.

Convertible note 11: On October 8, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $231,000 (includes $21,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent. As of December 31, 2021, the note was in default. The Company recorded additional $69,300 principal due to default breach occurred during the six months ended December 31, 2021.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

Convertible note 12: On October 13, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $275,000 (includes $25,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent. As of December 31, 2021, the note was in default. The Company recorded additional $82,500 principal due to default breach occurred during the six months ended December 31, 2021.

Convertible note 13: On November 10, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $58,300 (includes $5,300 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2021, the note has been fully converted.

Convertible note 14: On February 8, 2021, the Company entered a convertible promissory note with an accredited investor for a total amount of $69,300 (includes $6,300 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2021, the note has been fully converted.

Convertible note 15: On June 14, 2021, the Company issued a convertible promissory note with an accredited investor for a total amount of $300,000. The note is due in three years and bear an interest rate of 1%. The conversion price for the note is the lesser of $0.0036 and 85% of the lesser of (i) 5 days VWAP on the trading day preceding the conversion date, and (ii) the VWAP on the conversion date. “VWAP” means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted on a Trading Market, the daily volume weighted average price of the Common Stock for such date (or the nearest preceding date) on the Trading Market on which the Common Stock is then listed or quoted as reported by Bloomberg L.P. (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time)), (b) if OTCQB or OTCQX is not a Trading Market, the volume weighted average price of the Common Stock for such date (or the nearest preceding date) on OTCQB or OTCQX as applicable, (c) if the Common Stock is not then listed or quoted for trading on OTCQB or OTCQX and if prices for the Common Stock are then reported in the “Pink Sheets” published by OTC Markets, Inc. (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported, or (d) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holders of a majority in interest of the Debentures then outstanding and reasonably acceptable to the Company, the fees and expenses of which shall be paid by the Company.

Convertible note 16: On November 10, 2021, the Company entered into an assignment and assumption agreement with the assignor and assignee for two assigned convertible notes in total face value of $277,903, which consists $239,300 of principal and $38,603 of unpaid interest. The new note is due 360 days after issuance and bears an interest rate of 10% per annum. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date.

In connection with the convertible debt, debt discount balance as of December 31, 2021 and June 30, 2021 were $234,435 and $391,086, respectively, and were being amortized and recorded as interest expenses over the term of the convertible debt.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

24. Convertible Notes

As of June 30, 2021 and June 30, 2020, the balance owing on convertible notes, net of debt discount, with terms as described below was $1,439,116 and $1,740,122, respectively.

Convertible notes issued prior to the year ended June 30, 2020 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2021, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2021, the note is in default.

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2021, the note is in default.

Convertible note 4: On November 1, 2018, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 5: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 6: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $40,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of June 30, 2021, the note is in default.

Convertible note 7: On December 3, 2018, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07. As of June 30, 2021, the note is in default.

Convertible note 8: On September 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $165,000 (includes $16,250 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 9: On October 28, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $225,500 (includes $23,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 10: On October 28, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $225,500 (includes $23,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 11: On November 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,150 (includes $11,150 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 12: On November 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,150 (includes $11,150 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 13: On December 10, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,700 (includes $11,700 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 14: On December 10, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,700 (includes $11,700 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 15: On December 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $112,200 (includes $12,200 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 16: On October 31, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $139,301. The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is $0.008 per share. As of June 30, 2021, the note was in default.

Convertible note 17: On November 1, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is $0.008 per share. As of June 30, 2021, the note was in default.

Convertible note 18: On January 3, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $112,200 (includes $12,200 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 19: On January 14, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $150,000 (includes $3,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 38% discount to average of three lowest closing prices for the 10 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 20: On January 22, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $128,000 (includes $3,000 OID). The note is due 360 days after issuance and bears interest at a rate of 10%. The conversion price for the note is 35% discount to average of two lowest closing prices for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 21: On February 4, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $110,000 (includes $10,000 OID). The note is due 360 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.001 per share. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 22: On February 18, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000 (includes $10,000 OID). The note is due 360 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.001 per share. As of June 30, 2021, the note has been fully converted.

Convertible note 23: On March 5, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $3,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 38% discount to average of three lowest closing prices for the 10 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 24: On April 24, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $75,000 (includes $2,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 38% discount to average of three lowest closing prices for the 10 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 25: On June 10, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $36,300 (includes $3,300 OID and $3,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 26: On June 18, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $36,300 (includes $3,300 OID and $3,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible notes issued prior to the year ended June 30, 2021 were as follows:

Convertible note 27: On July 6, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $77,000 (includes $2,000 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 38% discount to average of three lowest trading prices for the 10 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 28: On July 7, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $153,000 (includes $3,000 OID). The note is due 360 days after issuance and bears interest at a rate of 10%. The conversion price for the note is 35% discount to average of two lowest trading prices for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully repaid by cash.

Convertible note 29: On July 16, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $260,700 (includes $23,700 OID and $12,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 30: On July 21, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $200,200 (includes $18,200 OID and $7,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2021, the note has been fully converted.

Convertible note 31: On September 8, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $110,000 (includes $10,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent. As of June 30, 2021, the note was in default.

Convertible note 32: On September 10, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $227,700 (includes $20,700 OID and $7,000 legal expense). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date. During the year ended June 30, 2021, the note holder converted $117,700 of the principal amount plus $7,352 accrued interest expense into 90,167,551 shares of the Company’s common stock. As of June 30, 2021, the remaining balance of the note was $110,000.

Convertible note 33: On September 24, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $212,300 (includes $19,300 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.

Convertible note 34: On October 8, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $231,000 (includes $21,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.

Convertible note 35: On October 13, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $275,000 (includes $25,000 OID). The note is due 180 days after issuance and bears interest at a rate of 12%. The conversion price for the note is $0.01 per share. After the six-month anniversary of this note, the conversion price shall be equal to the lower of the fixed price of $0.01 or 65% of the lowest trading price of the common stock for the 20 prior trading days including the day upon which a conversion notice is received by the Company or its transfer agent.

Convertible note 36: On November 10, 2020, the Company entered a convertible promissory note with an accredited investor for a total amount of $58,300 (includes $5,300 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 37: On February 8, 2021, the Company entered a convertible promissory note with an accredited investor for a total amount of $69,300 (includes $6,300 OID). The note is due 360 days after issuance and bears interest at a rate of 8%. The conversion price for the note is 60% of the lowest trading bid for the 20 consecutive trading days prior to the conversion date.

On June 14, 2021, the Company issued a convertible promissory note with an accredited investor for a total amount of $300,000. The note is due in three years and bear an interest rate of 1%. The conversion price for the note is lesser of $0.0036 and 85% of the lesser of (i) 5 days VWAP on the trading day preceding the conversion date, and (ii) the VWAP on the conversion date.

In connection with the convertible debt, debt discount balance as of June 30, 2021 and June 30, 2020 were $391,086 and $880,879, respectively, and were being amortized and recorded as interest expenses over the term of the convertible debt.

As of the year ended June 30, 2021, debt discount of the convertible notes consisted of following:

		Debt Discount			Debt Discount
Start Date	End Date	As of 6/30/2020	Addition	Amortization	As of 6/30/2021
9/27/2019	9/25/2019	$35,553	$-	$(35,553)	$-
9/27/2019	9/25/2019	3,884	-	(3,884)	-
10/28/2019	10/27/2020	65,069	-	(65,069)	-
10/28/2019	10/27/2020	7,499	-	(7,499)	-
10/28/2019	10/27/2020	65,069	-	(65,069)	-
10/28/2019	10/27/2020	7,499	-	(7,499)	-
11/29/2020	11/30/2020	39,605	-	(39,605)	-
11/29/2020	11/30/2020	4,648	-	(4,648)	-
11/29/2020	11/30/2020	39,605	-	(39,605)	-
11/29/2020	11/30/2020	4,648	-	(4,648)	-
12/10/2019	12/10/2020	42,309	-	(42,309)	-
12/10/2019	12/10/2020	5,211	-	(5,211)	-
12/10/2019	12/10/2020	42,309	-	(42,309)	-
12/10/2019	12/10/2020	5,211	-	(5,211)	-
12/27/2019	12/27/2020	49,180	-	(49,180)	-
12/27/2019	12/27/2020	6,000	-	(6,000)	-
1/3/2020	12/27/2020	50,139	-	(50,139)	-
1/3/2020	12/27/2020	6,117	-	(6,117)	-
1/14/2020	1/14/2021	79,525	-	(79,525)	-
1/14/2020	1/14/2021	1,623	-	(1,623)	-
1/22/2020	1/22/2021	53,327	-	(53,327)	-
1/22/2020	1/22/2021	1,689	-	(1,689)	-
2/4/2020	8/4/2020	21,154	-	(21,154)	-
2/18/2020	8/18/2020	26,923	-	(26,923)	-
3/5/2020	3/5/2021	82,893	-	(82,893)	-
3/5/2020	3/5/2021	2,038	-	(2,038)	-
4/24/2020	4/24/2021	59,600	-	(59,600)	-
4/24/2020	4/24/2021	1,633	-	(1,633)	-

6/10/2020	6/10/2021	28,356	-	(28,356)	-
6/10/2020	6/10/2021	6,776	-	(6,776)	-
6/18/2020	6/18/2021	29,014	-	(29,014)	-
6/18/2020	6/18/2021	6,775	-	(6,775)	-
7/6/2020	7/6/2021	-	75,000	(75,000)	-
7/6/2020	7/6/2021	-	2,000	(2,000)	-
7/7/2020	7/7/2021	-	150,000	(150,000)	-
7/7/2020	7/7/2021	-	3,000	(3,000)	-
7/16/2020	7/16/2021	-	225,000	(225,000)	-
7/16/2020	7/16/2021	-	35,700	(35,700)	-
7/21/2020	7/21/2021	-	175,000	(175,000)	-
7/21/2020	7/21/2021	-	25,200	(25,200)	-
9/10/2020	9/10/2021	-	200,000	(160,548)	39,452
9/10/2020	9/10/2021	-	27,700	(22,388)	5,312
11/10/2020	11/11/2021	-	50,000	(31,694)	18,306
11/10/2020	11/11/2021	-	8,300	(5,276)	3,024
9/8/2020	3/10/2021	-	93,077	(93,077)	-
9/8/2020	3/10/2021	-	10,000	(10,000)	-
9/13/2020	3/25/2021	-	189,093	(189,093)	-
9/13/2020	3/25/2021	-	19,300	(19,300)	-
10/8/2020	4/9/2021	-	210,000	(210,000)	-
10/8/2020	4/9/2021	-	21,000	(21,000)	-
10/13/2020	4/13/2021	-	250,000	(250,000)	-
10/13/2020	4/13/2021	-	25,000	(25,000)	-
2/8/2021	2/9/2022	-	59,985	(23,273)	36,712
2/8/2021	2/9/2022	-	9,315	(3,614)	5,701
6/14/2021	6/14/2024	-	286,765	(4,186)	282,578
	Total:	$880,879	$2,150,435	$(2,640,228)	$391,086